Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total Revenues	$ 1,113,458	$ 1,045,380	$ 3,681,248	$ 4,620,646	$ 6,022,669	$ 7,929,137
Restaurant operating expenses:
Total restaurant operating expenses	897,364	660,178	2,532,361	3,736,749	4,613,290	6,792,269
Costs of other revenues				114,388	114,388	330,367
Depreciation and amortization	59,033	47,663	190,637	145,615	200,885	446,369
Other expenses incurred for closed locations		269,659	27,519	473,378	321,821
Franchise advertising fund expenses	39,030		116,423
General and administrative expenses	1,514,123	916,268	3,584,698	3,713,743	4,358,131	7,983,673
Impairment of intangible assets						410,225
Impairment of property and equipment						1,375,790
Impairment of goodwill						2,521,468
Total Costs and Expenses	2,509,550	1,893,768	6,451,638	8,183,873	9,608,515	19,860,161
Loss from Operations	(1,396,092)	(848,388)	(2,770,390)	(3,563,227)	(3,585,846)	(11,931,024)
Other Income (Expense):
Other income, net	112,673	65,933	3,680	60,314	96,221	88,874
Interest expense, net	(614,100)	(94,655)	(1,262,521)	(826,155)	(983,499)	(15,336)
Loss on sale of CTI				(456,169)	(456,169)
Amortization of debt discounts	(451,310)	(267,358)	(1,345,683)	(1,914,038)	(2,275,247)	(3,956,792)
Total Other Expense, Net	(952,737)	(296,080)	(2,604,524)	(3,136,048)	(3,618,694)	(3,883,254)
Loss Before Income Tax	(2,348,829)	(1,144,468)	(5,374,914)	(6,699,275)	(7,204,540)	(15,814,278)
Income tax provision						246,527
Net Loss	(2,348,829)	(1,144,468)	(5,374,914)	(6,699,275)	(7,204,540)	(15,567,751)
Net loss attributable to the non-controlling interest				(2,071)	(2,071)	(2,357,303)
Net Loss Attributable to Controlling Interest	$ (2,348,829)	$ (1,144,468)	$ (5,374,914)	$ (6,697,204)	$ (7,202,469)	$ (13,210,448)
Net Loss Attributable to Controlling Interest Per Share:
Basic and Diluted	$ (1.51)	$ (0.96)	$ (3.50)	$ (5.70)	$ (5.66)	$ (15.31)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	1,559,141	1,191,783	1,535,781	1,175,596	1,272,741	862,818
Restaurant Sales [Member]
Revenues:
Total Revenues	$ 821,684	$ 721,300	$ 2,438,284	$ 3,246,041	$ 3,869,758	$ 5,215,285
Franchise Royalties and Fees [Member]
Revenues:
Total Revenues	252,744	324,080	1,126,541	1,129,972	1,908,278	1,988,167
Franchise Advertising Fund Contributions [Member]
Revenues:
Total Revenues	39,030		116,423
Other Revenues [Member]
Revenues:
Total Revenues				244,633	244,633	725,685
Food and Beverage Costs [Member]
Restaurant operating expenses:
Total restaurant operating expenses	339,454	266,678	915,063	1,193,908	1,432,653	1,946,643
Labor [Member]
Restaurant operating expenses:
Total restaurant operating expenses	347,786	266,817	966,020	1,383,941	1,646,264	2,634,730
Rent [Member]
Restaurant operating expenses:
Total restaurant operating expenses	96,832	66,599	283,667	537,588	681,176	927,610
Other Restaurant Operating Expenses [Member]
Restaurant operating expenses:
Total restaurant operating expenses	$ 113,292	$ 60,084	$ 367,611	$ 621,312	$ 853,197	$ 1,283,286